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                        GROUP VARIABLE FUNDING AGREEMENT
                             SEPARATE ACCOUNT TWELVE
                         HARTFORD LIFE INSURANCE COMPANY
                               FILE NO. 333-114401

      SUPPLEMENT DATED NOVEMBER 1, 2004 TO THE PROSPECTUS DATED MAY 3, 2004

Effective November 1, 2004, the Annual Fund Operating Expense table and accompanying footnotes are deleted and replaced with the following:

                         ANNUAL FUND OPERATING EXPENSES
                          AS OF THE FUND'S YEAR END (1)
                         (As a percentage of net assets)

                                                                           TOTAL ANNUAL FUND
                                                     12b-1                 OPERATING EXPENSES                      TOTAL
                                                  DISTRIBUTION                 (BEFORE        CONTRACTUAL FEE     ANNUAL
                                                     AND/OR                  CONTRACTUAL FEE      WAIVERS OR       FUND
                                    MANAGEMENT     SERVICING     OTHER     WAIVERS OR EXPENSE      EXPENSE       OPERATING
                                       FEES         FEES (2)    EXPENSES     REIMBURSEMENTS)    REIMBURSEMENTS    EXPENSES
   -------------------------------------------------------------------------------------------------------------------------
   The Hartford Advisers Fund --       0.64%         0.25%       0.46%           1.40%               N/A           1.40%
   Class A (3)

   The Hartford Capital                0.68%         0.25%       0.47%           1.45%               N/A           1.45%
   Appreciation Fund -- Class A
   (3)

   The Hartford Dividend and           0.67%         0.25%       0.44%           1.41%               N/A           1.41%
   Growth Fund -- Class A (3)

   The Hartford Global Health          1.00%         0.25%       0.46%           1.76%               N/A           1.76%
   Fund -- Class A (3)

   The Hartford Global                 1.00%         0.25%       0.47%           1.77%               N/A           1.77%
   Technology Fund -- Class A (3)

   The Hartford Money Market           0.50%         0.25%       0.48%           1.28%               N/A           1.28%
   Fund -- Class A (3)

   The Hartford Small Company          0.85%         0.25%       0.48%           1.63%               N/A           1.63%
   Fund -- Class A (3)

   The Hartford Stock Fund --          0.71%         0.25%       0.46%           1.47%               N/A           1.47%
   Class A (3)


(1) Effective November 1, 2004, the expense information in the table of Annual Fund Operating Expenses has been restated to reflect current fees.

(2) The Fund's Rule 12b-1 plan applicable to Class A shares of the Fund provides for payment of a Rule 12b-1 Fee up to 0.35%. However, the Fund's board of directors has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) Effective November 1, 2004, Hartford Investment Financial Services, LLC, the Fund's investment manager, has voluntarily agreed to limit the total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) of Class A shares of The Hartford Advisors Fund, The Hartford Capital Appreciation Fund, The Hartford Dividend and Growth Fund, The Hartford Global Health Fund, The Hartford Global Technology Fund, The Hartford Money Market Fund, The Hartford Small Company Fund and The Hartford Stock Fund to 1.26%, 1.29%, 1.25%, 1.60%, 1.60%, 0.95%, 1.40% and
     1.33%, respectively. This voluntary limitation may be discontinued at any time.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV- 5093